Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
Although we do not have a formal policy regarding the timing of stock option grants coinciding with the release of material nonpublic information, we do not time the release of material nonpublic information for the purpose of affecting the value of any equity award. Additionally, equity grant recipients do not choose the grant date for their individual stock option grants. The grant date for equity awards to executive officers generally ties to the date of the meeting during which the Compensation Committee approves such awards.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Although we do not have a formal policy regarding the timing of stock option grants coinciding with the release of material nonpublic information, we do not time the release of material nonpublic information for the purpose of affecting the value of any equity award. Additionally, equity grant recipients do not choose the grant date for their individual stock option grants.
MNPI Disclosure Timed for Compensation Value	false